Cover	Mar. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2024
Entity File Number	001-41654
Entity Registrant Name	CLEAN ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001329606
Entity Tax Identification Number	20-2675800
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2990 Redhill Avenue
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	949
Local Phone Number	273-4990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CETY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false